Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Summary of Inventories Explanatory

	2022	2021
	(EUR’000)
Inventories
Raw materials and consumables	9,616	2,248
Work in progress	112,885	68,865
Finished goods	8,172	4,292
Total inventories	130,673	75,405